Average Annual Total Returns		12 Months Ended	45 Months Ended	50 Months Ended	60 Months Ended	83 Months Ended	117 Months Ended	120 Months Ended	148 Months Ended
	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
American Funds College 2039 Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		11.28%	4.72%
Performance Inception Date	Mar. 26, 2021
American Funds College 2039 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.25%	4.05%
American Funds College 2039 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.02%	3.43%
American Funds College 2039 Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		13.46%	5.00%
Performance Inception Date	Mar. 26, 2021
American Funds College 2039 Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		15.15%	5.54%
Performance Inception Date	Mar. 26, 2021
American Funds College 2039 Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.76%	6.05%
Performance Inception Date	Mar. 26, 2021
American Funds College 2039 Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.62%	5.98%
Performance Inception Date	Mar. 26, 2021
American Funds College 2039 Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.78%	6.13%
Performance Inception Date	Mar. 26, 2021
American Funds College 2039 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	12.66%
American Funds College 2039 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.46%)
American Funds College 2036 Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		9.73%			6.94%	7.05%
Performance Inception Date	Feb. 09, 2018
American Funds College 2036 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.02%			5.48%	5.79%
American Funds College 2036 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.35%			5.03%	5.20%
American Funds College 2036 Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		11.79%			6.93%	6.83%
Performance Inception Date	Feb. 09, 2018
American Funds College 2036 Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		13.29%			7.48%	7.38%
Performance Inception Date	Feb. 09, 2018
American Funds College 2036 Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		13.88%			7.95%	7.86%
Performance Inception Date	Feb. 09, 2018
American Funds College 2036 Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		13.98%		9.09%
Performance Inception Date	Oct. 30, 2020
American Funds College 2036 Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		14.02%		9.17%
Performance Inception Date	Oct. 30, 2020
American Funds College 2036 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%			14.53%	14.38%
American Funds College 2036 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			(0.33%)	1.27%
American Funds College 2033 Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		6.71%			5.58%		6.33%
Performance Inception Date	Mar. 27, 2015
American Funds College 2033 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.29%			3.85%		4.94%
American Funds College 2033 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.15%			3.86%		4.59%
American Funds College 2033 Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		8.68%			5.53%		6.30%
Performance Inception Date	Mar. 27, 2015
American Funds College 2033 Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		10.19%			6.09%		6.46%
Performance Inception Date	Mar. 27, 2015
American Funds College 2033 Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		10.79%			6.57%		6.95%
Performance Inception Date	Mar. 27, 2015
American Funds College 2033 Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		10.86%		7.06%
Performance Inception Date	Oct. 30, 2020
American Funds College 2033 Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		10.88%		7.14%
Performance Inception Date	Oct. 30, 2020
American Funds College 2033 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%			14.53%		13.37%
American Funds College 2033 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			(0.33%)		1.23%
American Funds College 2030 Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		3.86%			3.95%			5.22%	6.55%
Performance Inception Date	Sep. 14, 2012
American Funds College 2030 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.35%			2.16%			3.61%
American Funds College 2030 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.38%			2.55%			3.61%
American Funds College 2030 Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		5.85%			3.89%			5.19%	6.51%
Performance Inception Date	Sep. 14, 2012
American Funds College 2030 Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		7.40%			4.46%			5.34%	6.60%
Performance Inception Date	Sep. 14, 2012
American Funds College 2030 Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		7.82%			4.89%			5.81%	7.07%
Performance Inception Date	Sep. 14, 2012
American Funds College 2030 Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		7.87%		5.44%
Performance Inception Date	Oct. 30, 2020
American Funds College 2030 Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		8.01%		5.52%
Performance Inception Date	Oct. 30, 2020
American Funds College 2030 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%			14.53%			13.10%	14.08%
American Funds College 2030 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			(0.33%)			1.35%	1.49%
American Funds College 2027 Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		1.90%			2.32%			3.89%	5.22%
Performance Inception Date	Sep. 14, 2012
American Funds College 2027 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.40%			0.74%			2.41%
American Funds College 2027 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.14%			1.27%			2.54%
American Funds College 2027 Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		3.76%			2.28%			3.85%	5.18%
Performance Inception Date	Sep. 14, 2012
American Funds College 2027 Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		5.31%			2.81%			4.01%	5.26%
Performance Inception Date	Sep. 14, 2012
American Funds College 2027 Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		5.82%			3.27%			4.48%	5.74%
Performance Inception Date	Sep. 14, 2012
American Funds College 2027 Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		5.86%		3.47%
Performance Inception Date	Oct. 30, 2020
American Funds College 2027 Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		5.92%		3.54%
Performance Inception Date	Oct. 30, 2020
American Funds College 2027 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%			14.53%			13.10%	14.08%
American Funds College 2027 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			(0.33%)			1.35%	1.49%
American Funds College Enrollment Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		2.11%			0.92%			1.23%	1.06%
Performance Inception Date	Sep. 14, 2012
American Funds College Enrollment Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.73%			(0.15%)			0.37%
American Funds College Enrollment Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			0.27%			0.58%
American Funds College Enrollment Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		2.92%			0.67%			1.10%	0.96%
Performance Inception Date	Sep. 14, 2012
American Funds College Enrollment Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		4.57%			1.20%			1.27%	1.06%
Performance Inception Date	Sep. 14, 2012
American Funds College Enrollment Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		4.83%			1.62%			1.70%	1.50%
Performance Inception Date	Sep. 14, 2012
American Funds College Enrollment Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		4.96%		0.74%
Performance Inception Date	Oct. 30, 2020
American Funds College Enrollment Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		5.12%		0.81%
Performance Inception Date	Oct. 30, 2020
American Funds College Enrollment Fund | Bloomberg U.S. Aggregate (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			(0.33%)			1.35%	1.49%
American Funds College Enrollment Fund | Bloomberg U.S. Aggregate 1–5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.78%			1.15%			1.62%	1.49%